UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05071

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: November 30, 2011
Date of reporting period: August 31, 2011

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Saturna Investment Trust, Sextant Short Term Bond Fund

Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Certificate of Deposit - 3.8%
Finance
American Express Bank Med. Term CD	4.75% due 12/24/2013	$220,000	$236,827	3.8%

Corporate Bonds - 56.4%
Banking
Bank of New York Mellon	6.375% due 04/01/2012	160,000	165,307	2.6%

Computers
International Business Machines	5.05% due 10/22/2012	135,000	141,921	2.2%
Oracle	3.75% due 07/08/2014	250,000	270,908	4.3%
		385,000	412,829	6.5%

Diversified Operations
General Electric Capital Corp	5.25% due 10/19/2012	100,000	104,711	1.7%

Energy
Noble	5.875% due 06/01/2013	190,000	205,294	3.3%

Finance
Blackrock	3.50% due 12/10/2014	250,000	267,287	4.2%
HSBC Finance	6.375% due 10/15/2011	100,000	100,565	1.6%
PNC Funding	5.40% due 06/10/2014	200,000	220,751	3.5%
Protective Life Secured Trust	5.00% due 05/15/2013	200,000	207,586	3.3%
		750,000	796,189	12.6%

Food & Food Products
Coca Cola Hellenic	5.125% due 09/17/2013	100,000	106,944	1.7%

Insurance
Berkshire Hathaway Financial	4.75% due 05/15/2015	100,000	102,899	1.6%

Machinery
Stanley Works	4.90% due 11/01/2012	180,000	187,379	3.0%

Medical
Astrazeneca	5.40% due 09/15/2012	125,000	131,209	2.1%

Metal Ores
Rio Tinto Finance	8.95% due 05/01/2014	150,000	179,927	2.9%
Teck Resources	9.75% due 05/15/2014	180,000	217,341	3.4%
Xstrata Canada	7.35% due 06/05/2012	200,000	208,801	3.3%
		530,000	606,069	9.6%

Telecommunications
Deutsche Telecom Int . Fin.	5.25% due 07/22/2013	250,000	267,069	4.2%
Verizon New England	4.75% due 10/01/2013	129,000	136,976	2.2%
		379,000	404,045	6.4%

Transportation
SeaRiver Maritime	0.00% due 09/01/2012	202,000	198,095	3.1%

Utilities
Florida Power & Light	5.625% due 09/01/2011	140,000	140,000	2.2%

Total corporate bonds		3,561,000	3,560,970	56.4%

Foreign Government Bonds - 7.6%
Canadian Government
Canada Government	2.375% due 09/10/2014	230,000	242,125	3.8%
Ontario Prov. Canada	4.10% due 06/16/2014	220,000	239,779	3.8%
		450,000	481,904	7.6%

Municipal Bonds - 13.4%
General Obligation
Commerce Charter TWP Michigan	5.50% due 12/01/2013	125,000	135,231	2.1%
Manhattan Kansas	3.276% due 12/01/2013	180,000	187,002	3.0%
Passaic NJ Taxable Pension GO	5.00% due 02/01/2013	100,000	101,317	1.6%
Southwestern MI Comm. College	4.875% due 05/01/2015	125,000	135,618	2.2%
		530,000	559,168	8.9%

Revenue
Dawson Springs KY ISD Bldg.[1]	3.60% due 08/01/2013	95,000	99,461	1.6%
Rhode Island Econ. Dev. Corp.	4.52% due 05/15/2013	175,000	181,641	2.9%
		270,000	281,102	4.5%

Total municipal bonds		800,000	840,270	13.4%

U.S. Government Bonds - 5.7%
Treasury Notes
U.S. Treasury Note	1.50% due 12/31/2013	350,000	360,309	5.7%

Total investments	(cost = $5,340,165)	$5,161,000	5,480,280	86.9%
Other assets (net of liabilities)			826,204	13.1%
Total net assets			$6,306,484	100.0%
(1) Fair valued, see "Odd Lots"

Saturna Investment Trust, Sextant Bond Income Fund

Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Corporate Bonds - 44.7%
Automotive
AutoZone	5.50% due 11/15/2015	$95,000	$105,420	1.8%

Banking
CitiCorp	7.25% due 10/15/2011	50,000	50,330	0.8%

Building
Masco	7.125% due 08/15/2013	60,000	64,207	1.1%

Chemicals
Air Products & Chemicals	8.75% due 04/15/2021	50,000	70,402	1.2%

Electronics
Phillips Electronics	7.25% due 08/15/2013	75,000	83,603	1.4%

Energy
Baker Hughes	6.875% due 01/15/2029	100,000	125,704	2.1%
ConocoPhillips	6.00% due 01/15/2020	150,000	184,164	3.1%
StatoilHydro	2.90% due 10/15/2014	200,000	211,689	3.5%
		450,000	521,557	8.7%

Finance
Goldman Sachs	5.95% due 01/15/2027	180,000	175,168	2.9%
Morgan Stanley Dean Witter	6.75% due 10/15/2013	50,000	53,203	0.9%
Paine Webber Group	7.625% due 02/15/2014	50,000	55,909	0.9%
		280,000	284,280	4.7%

Food Production
H.J. Heinz	6.00% due 03/15/2012	75,000	76,971	1.3%

Insurance
Allstate	7.50% due 06/15/2013	50,000	54,700	0.9%
Progressive	7.00% due 10/01/2013	75,000	82,812	1.4%
St. Pauls Travelers Insurance	5.50% due 12/01/2015	125,000	140,231	2.3%
		250,000	277,743	4.6%

Machinery
Deere & Co.	8.10% due 05/15/2030	95,000	135,278	2.2%

Medical
Pharmacia	6.50% due 12/01/2018	100,000	123,930	2.1%

Metal Ores
BHP Finance U.S.A.	5.25% due 12/15/2015	125,000	142,427	2.4%

Retail
Wal-Mart Stores	7.25% due 06/01/2013	45,000	50,133	0.8%

Transportation
SeaRiver Maritime	0.00% due 09/01/2012	225,000	220,650	3.7%
Southwest Airlines	6.50% due 03/01/2012	75,000	76,881	1.3%
		300,000	297,531	5.0%

Utilities
Commonwealth Edison	7.50% due 07/01/2013	50,000	55,367	0.9%
Entergy Louisiana	5.40% due 11/01/2024	200,000	223,623	3.7%
Florida Power & Light	5.95% due 10/01/2033	100,000	120,577	2.0%
		350,000	399,567	6.6%

Total corporate bonds		2,400,000	2,683,379	44.7%

Foreign Government Bonds - 4.1%
Canadian Government
Quebec Canada Yankee	7.125% due 02/09/2024	175,000	243,425	4.1%

Municipal Bonds - 37.5%
General Obligation
City of Burlington Taxable GO 2009 Series B	5.75% due 11/01/2028	160,000	170,034	2.8%
Dell Rapids SCD 49-3	6.257% due 01/15/2030	200,000	212,712	3.6%
Dupage Co. Il CCD #502	5.50% due 01/01/2026	150,000	158,530	2.6%
Idaho Hsg. & Fin. GARVEE BAB A-2	5.379% due 07/15/2020	180,000	198,455	3.3%
Milan Co. MI Area Schools	6.45% due 05/01/2024	150,000	162,339	2.7%
San Marcos Texas ULTD GO BAB	6.028% due 08/15/2030	200,000	215,368	3.6%
Springville UT GO BAB	5.30% due 05/01/2031	240,000	246,790	4.1%
		1,280,000	1,364,228	22.7%

Revenue
American Municipal Power Ohio Rev.	7.20% due 02/15/2029	250,000	296,078	4.9%
Graves Co. KY SCD Bldg. Lease Rev.	5.95% due 06/01/2024	150,000	159,579	2.7%
Johnson Co. KS Bldg. Ls./Pr. REV. BAB	4.60% due 09/01/2026	250,000	253,427	4.2%
Oklahoma City Fin. Auth. Ed. Lease Rev.	6.60% due 09/01/2022	160,000	181,422	3.0%
		810,000	890,506	14.8%

Total municipal bonds		2,090,000	2,254,734	37.5%

Total investments	(cost = $4,812,053)	$4,665,000	5,181,538	86.3%
Other assets (net of liabilities)			821,969	13.7%
Total net assets			$6,003,507	100.0%

Saturna Investment Trust, Sextant Core Fund

Common Stocks - 54.9%	Number of Shares	Market Value	Country[1]	Percentage of Assets
Automotive
Autoliv	700	$39,074		0.7%

Banking
Australia & New Zealand Banking ADS	3,000	65,730	Australia	1.2%
JP Morgan Chase	1,000	37,560		0.7%
PNC Bank	600	30,084		0.5%
Toronto-Dominion Bank	550	43,368	Canada	0.8%
Visa	600	52,728		0.9%
		229,470		4.1%

Building
CRH ADS	600	10,800	Ireland	0.2%
Lowe's	1,400	27,902		0.5%
		38,702		0.7%

Chemicals
BASF ADS	400	28,484	Germany	0.5%
Praxair	700	68,943		1.2%
RPM International	1,000	20,840		0.4%
		118,267		2.1%

Computers
Adobe Systems[2]	1,100	27,764		0.5%
Apple[2]	250	96,208		1.7%
Hewlett-Packard	1,200	31,236		0.5%
Intel	3,000	60,390		1.1%
Taiwan Semiconductor ADS	4,534	54,272	Taiwan	1.0%
		269,870		4.8%

Cosmetics & Toiletries
Procter & Gamble	900	57,312		1.0%

Diversified Operations
3M	600	49,788		0.9%
Honeywell International	850	40,638		0.7%
		90,426		1.6%

Energy
Cenovus Energy	1,000	36,080	Canada	0.6%
ConocoPhillips	1,250	85,087		1.5%
Devon Energy	1,200	81,396		1.4%
NextEra Energy	1,200	68,064		1.2%
Statoil ADS	2,003	48,252	Norway	0.9%
Total ADS	1,100	53,944	France	1.0%
Williams Companies	3,000	80,970		1.4%
		453,793		8.0%

Food Production
Companhia de Bebidas ADR	2,000	71,280	Brazil	1.3%
General Mills	2,000	75,820		1.4%
Heinz (H.J.)	1,500	78,960		1.4%
PepsiCo	1,000	64,430		1.1%
Unilever ADS	1,850	62,419	United Kingdom	1.1%
		352,909		6.3%

Hotels & Motels
Orient-Express Hotels[2]	1,000	7,840	Global[3]	0.1%

Instruments - Control
Parker Hannifin	500	36,715		0.7%

Insurance
Chubb	750	46,418		0.8%

Medical
Eli Lilly	1,000	37,510		0.7%
Express Scripts[2]	1,200	56,328		1.0%
GlaxoSmithKline ADS	500	21,415	United Kingdom	0.4%
Humana	1,000	77,640		1.4%
Johnson & Johnson	900	59,220		1.0%
Novartis ADR	950	55,537	Switzerland	1.0%
Novo Nordisk ADS	400	42,664		0.7%
Sanofi ADR	1,037	37,923		0.7%
UnitedHealth Group	2,000	95,040		1.7%
		483,277		8.6%

Metal Ores
Alcoa	2,000	25,600		0.5%
Anglo American ADR	1,119	23,219	South Africa	0.4%
BHP Billiton ADS	650	55,361	Australia	1.0%
Freeport-McMoRan Copper & Gold	1,000	47,110	Indonesia[4]	0.8%
		151,290		2.7%

Paper & Paper Products
Kimberly-Clark	925	63,973.1%

Publishing
McGraw-Hill	1,000	42,110		0.7%
Pearson ADS	3,100	56,017	United Kingdom	1.0%
		98,127		1.7%

Shoes & Related Apparel
Nike	900	77,985		1.4%

Steel
Nucor	800	28,864		0.5%

Telecommunications
AT&T	2,600	74,048		1.3%
China Mobile ADS	500	25,585	China	0.4%
Harris	800	32,280		0.6%
Telefonica ADS	2,400	50,040	Spain	0.9%
		181,953		3.2%

Tools
Stanley Black & Decker	446	27,643		0.5%

Transportation
Canadian National Railway	800	59,040	Canada	1.1%
LAN Airlines ADS	3,500	98,525	Chile	1.7%
		157,565		2.8%

Utilities
Idacorp	1,400	53,480		1.0%
NRG Energy[2]	1,200	28,128		0.5%
		81,608		1.5%

Total equities		$3,093,081		54.9%

Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Corporate Bonds - 23.6%
Banking
Goldman Sachs	5.625 due 01/15/2017	$100,000	$103,598	1.8%

Building
Home Depot	5.40% due 03/01/2016	100,000	113,585	2.0%

Chemicals
EI du Pont de Nemours	5.25% due 12/15/2016	100,000	116,228	2.1%

Computers
Oracle	5.25% due 01/15/2016	100,000	114,972	2.0%

Diversified Operations
General Electrical Capital	5.35% due 04/15/2022	101,000	103,535	1.8%

Electronics
Emerson Electric	5.375% due 10/15/2017	100,000	116,706	2.1%

Energy
Boardwalk Pipelines	5.50% due 02/01/2017	100,000	110,266	2.0%

Financial Services
Countrywide Home Loan	6.73% due 04/17/2013	100,000	101,534	1.8%
Western Union	5.93% due 10/01/2016	30,000	33,949	0.6%
		130,000	135,483	2.4%

Insurance
Berkley WR Corp	5.875% due 02/15/2013	100,000	104,002	1.8%

Office Equipment
Staples	7.375% due 10/01/2012	90,000	95,891	1.7%

Telecommunications
Bellsouth	4.75% due 11/15/2012	100,000	104,374	1.9%

Transportation
SeaRiver Maritime	0.00% due 09/01/2012	112,000	109,835	2.0%

Total corporate bonds		1,233,000	1,328,475	23.6%

Municipal Bonds - 3.6%
General Obligation
Lake Washington SD 414, WA BAB	4.906% due 12/01/2027	100,000	102,291	1.8%
Skagit SD#1	4.613% due 12/01/2022	100,000	103,409	1.8%
		$200,000	205,700	3.6%

Total investments	(cost = $4,352,138)		4,627,256	82.1%
Other assets (net of liabilities)			1,011,052	17.9%
Total net assets			$5,638,308	100.0%
(1) Country of domicile unless otherwise indicated; equities are issued from U.S. domiciled companies where no Country is listed
(2) Non-income producing security
(3) Denotes a worldwide presence, comprising an entity with exposure to many regions and countries
(4) Denotes country of primary exposure

ADS: American Depositary Share
ADR: American Depositary Receipt

Saturna Investment Trust, Sextant Growth Fund

Common Stocks	Shares	Market Value	Percentage of Assets

Building
Lowe's	15,000	$298,950	1.3%

Computers
3D Systems[1]	10,000	181,700	0.8%
Adobe Systems[1]	11,000	277,640	1.2%
Apple[1]	4,800	1,847,184	8.0%
Hewlett-Packard	12,000	312,360	1.4%
Intuit[1]	12,000	591,960	2.6%
Oracle	19,000	533,330	2.3%
		3,744,174	16.3%

Diversified Operations
Honeywell International	10,000	478,100	2.1%
Raytheon	6,500	280,995	1.2%
		759,095	3.3%

Electronics
Advanced Micro Devices[1]	20,000	136,600	0.6%
Agilent Technologies[1]	13,000	479,310	2.1%
Trimble Navigation[1]	14,000	519,960	2.3%
		1,135,870	5.0%

Energy
Devon Energy	6,000	406,980	1.8%
NextEra Energy	7,000	397,040	1.7%
Spectra Energy	13,000	337,610	1.5%
		1,141,630	5.0%

Finance
Charles Schwab	25,000	308,750	1.3%

Food Production
Dr Pepper Snapple	16,000	615,680	2.7%
PepsiCo	8,000	515,440	2.2%
		1,131,120	4.9%

Hotels & Motels
Red Lion Hotels[1]	50,000	349,500	1.5%

Insurance
Chubb	7,000	433,230	1.9%

Medical
Abbott Laboratories	7,000	367,570	1.6%
Amgen	3,700	204,999	0.9%
AmSurg[1]	15,000	339,450	1.5%
Johnson & Johnson	10,000	658,000	2.9%
Pharmaceutical Product Development	15,000	472,200	2.1%
VCA Antech[1]	8,000	148,080	0.6%
		2,190,299	9.6%

Metal Ores
Alcoa	30,000	384,000	1.7%

Publishing
John Wiley & Sons	10,000	487,900	2.1%

Real Estate
LoopNet[1]	20,000	351,200	1.5%

Retail
Amazon.com[1]	6,000	1,291,380	5.6%
Bed Bath & Beyond[1]	9,000	511,740	2.2%
Best Buy	10,000	255,900	1.1%
Costco Wholesale	3,000	235,620	1.0%
CVS Caremark	10,000	359,100	1.6%
Guess?	8,000	272,880	1.2%
Staples	15,000	221,100	1.0%
		3,147,720	13.7%

Steel
Nucor	4,000	144,320	0.6%

Technology
Qualcomm	5,000	257,300	1.1%

Telecommunications
AT&T	10,000	284,800	1.2%

Tools
Lincoln Electric Holdings	12,000	408,360	1.8%
Regal-Beloit	5,500	323,345	1.4%
Stanley Black & Decker	3,000	185,940	0.8%
		917,645	4.0%

Transportation
Alaska Air Group[1]	10,000	577,300	2.5%
Boeing	3,000	200,580	0.9%
Norfolk Southern	7,000	473,760	2.1%
United Parcel Service	6,000	404,340	1.7%
		1,655,980	7.2%

Utilities
Duke Energy	10,000	189,100	0.8%
Idacorp	12,000	458,400	2.0%
NRG Energy[1]	10,000	234,400	1.0%
Piedmont Natural Gas	8,000	247,200	1.1%
Sempra Energy	6,000	315,120	1.4%
		1,444,220	6.3%

Total investments	(cost = $14,050,291)	20,567,703	89.5%
Other assets (net of liabilities)		2,411,595	10.5%
Total net assets		$22,979,298	100.0%

(1) Non-income producing security
Saturna Investment Trust, Sextant International Fund
Common Stocks	Number of Shares	Market Value	Country[1]	Percentage of Assets
Automotive
Nissan Motor ADS	120,000	$2,206,800	Japan	1.3%
Toyota Motor ADS	20,000	1,436,800	Japan	0.9%
		3,643,600		2.2%

Banking
Australia & New Zealand Banking ADS	80,000	1,752,800	Australia	1.0%
AXA ADS	17,000	270,300	France	0.2%
ICICI Bank ADS	45,000	1,771,200	India	1.0%
Mitsubishi UFJ Financial ADR	400,000	1,800,000	Japan	1.1%
Nomura Holdings ADR	30,000	125,700	Japan	0.1%
Toronto-Dominion Bank	40,000	3,154,000	Canada	1.9%
		8,874,000		5.3%

Building
Ritchie Bros Auctioneers	30,000	689,700	Canada	0.4%

Chemicals
BASF ADS	25,000	1,780,250	Germany	1.1%
Potash Corp of Saskatchewan	65,000	3,768,700	Canada	2.2%
		5,548,950		3.3%

Computers
ASML Holding NV	75,000	2,645,250	Netherlands	1.6%
Dassault Systems ADR	25,000	2,025,000	France	1.2%
Infosys	50,000	2,581,000	India	1.6%
Nice Systems ADS[2]	60,000	1,872,600	Israel	1.1%
SAP ADS	50,000	2,725,500	Germany	1.6%
		11,849,350		7.1%

Energy
BP ADS	50,000	1,969,500	Britain	1.2%
Cenovus Energy	60,000	2,164,800	Canada	1.3%
EnCana	40,000	1,016,400	Canada	0.6%
Petroleo Brasileiro ADR	70,000	2,033,500	Brazil	1.2%
Repsol YPF ADS[2]	80,000	2,305,600	Spain	1.4%
Statoil ADS	30,173	726,868	Norway	0.4%
Total ADS	45,000	2,206,800	France	1.3%
Vestas Wind Systems ADR[2]	50,000	347,500	Denmark	0.2%
		12,770,968		7.6%

Food Production
Coca-Cola Femsa ADS	27,557	2,722,080	Mexico	1.6%
Fomento Economico Mex ADS	20,000	1,378,400	Mexico	0.8%
Unilever ADS	20,000	674,800	United Kingdom	0.4%
		4,775,280		2.8%

Games/Hobby Production
Nintendo	17,000	373,660	Japan	0.2%

Hotels & Motels
Orient-Express Hotels Class A2	170,000	1,332,800	Global[3]	0.8%

Insurance
ING Groep ADS[2]	167,852	1,461,991	Netherlands	0.9%

Machinery
Komatsu ADS	50,000	1,337,500	Japan	0.8%
Nidec ADR	26,703	586,665	China[4]	0.3%
		1,924,165		1.1%

Medical
GlaxoSmithKline ADS	50,000	2,141,500	United Kingdom	1.3%
Novartis ADR	60,000	3,507,600	Switzerland	2.1%
Novo Nordisk ADS	25,000	2,666,500	Denmark	1.6%
Shire ADR	32,000	3,107,200	United Kingdom	1.9%
Teva Pharmaceutical Industries ADS	50,000	2,068,000	Israel	1.2%
		13,490,800		8.1%

Metal Ores
Anglo American ADR	110,000	2,282,500	South Africa[4]	1.4%
Barrick Gold	60,000	3,045,000	Canada	1.8%
BHP Billiton ADS	20,000	1,703,400	Australia	1.0%
Newcrest Mining ADS	67,301	2,880,483	Australia	1.7%
Teck Resources Class B	100,000	4,433,000	Canada	2.6%
Tenaris ADR	2,500	83,000	Argentina[4]	0.1%
Vale ADR	60,000	1,694,400	Brazil	1.0%
		16,121,783		9.6%

Office Equipment
Canon ADS	50,000	2,362,000	Japan	1.4%

Paper & Paper Products
Fibria Celulose	150,000	1,485,000	Brazil	0.9%
Metso ADS	12,100	458,953	Finland	0.3%
		1,943,953		1.2%

Publishing
Pearson ADS	90,000	1,626,300	United Kingdom	1.0%

Telecommunications
America Movil ADS	60,000	1,533,600	Mexico	0.9%
BCE	60,000	2,407,800	Canada	1.4%
China Mobile ADS	25,000	1,279,250	China	0.8%
Millicom	10,000	1,125,538	Global[3]	0.7%
PT Indosat ADR	20,000	633,000	Indonesia	0.4%
SK Telecom ADR	30,000	482,400	South Korea	0.3%
Telecom New Zealand ADS	20,000	218,200	New Zealand	0.1%
Telecomunicacoes de Sao Paulo ADR	50,000	1,588,500	Brazil	0.9%
Telefonica ADS	90,000	1,876,500	Spain	1.1%
Telefonos de Mexico ADS Class L	30,000	513,300	Mexico	0.3%
Telus	45,000	2,355,300	Canada	1.4%
Turkcell Iletisim Hizmetleri ADR[2]	70,000	788,200	Turkey	0.5%
Vodafone Group ADS	50,000	1,317,000	United Kingdom	0.8%
		16,118,588		9.6%

Transportation
Canadian Pacific Railway	32,000	1,837,440	Canada	1.1%
Copa Holdings Class A	60,000	4,147,200	Panama	2.5%
LAN Airlines ADS	130,000	3,659,500	Chile	2.2%
Ryanair Holdings ADS[2]	20,000	528,400	Ireland	0.3%
		10,172,540		6.1%

Utilities
BG Group ADS	14,000	1,523,760	United Kingdom	0.9%
CPFL Energia ADR	90,000	2,378,700	Brazil	1.4%
Enersis ADS	65,000	1,307,800	Chile	0.8%
Korea Electric Power ADS[2]	20,000	210,200	South Korea	0.1%
		5,420,460		3.2%

Total investments	(cost = $99,790,406)	120,500,888		71.9%
Other assets (net of liabilities)		47,040,033		28.1%
Total net assets		$167,540,921		100.0%
(1) Country of domicile unless otherwise indicated
(2) Non-income producing security
(3) Denotes a worldwide presence, comprising an entity with exposure to many regions and countries
(4) Denotes country of primary exposure

ADS: American Depositary Share
ADR: American Depositary Receipt

Saturna Investment Trust, Idaho Tax Exempt Fund

Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets
Electric Power
Idaho Falls Electric Revenue	6.75% due 04/01/2019	$120,000	$135,142	0.9%

Financial Services
Boise City General Fund Revenue Series A	5.20% due 12/01/2017	160,000	161,517	1.0%
Boise City General Fund Revenue Series A	5.25% due 12/01/2018	100,000	100,921	0.7%
Idaho Bond Bank Authority[1]	4.00% due 09/15/2019	90,000	100,204	0.6%
		350,000	362,642	2.3%

General Obligation
Ada & Canyon Cos. JSD #2 Meridian	5.00% due 08/15/2020	165,000	184,602	1.2%
Ada & Canyon Cos. JSD #2 Meridian	5.00% due 08/15/2021	155,000	172,664	1.1%
Ada & Canyon Cos. JSD #2 Meridian[1]	5.50% due 07/30/2015	50,000	58,607	0.4%
Ada & Canyon Cos. JSD #3 Kuna	5.00% due 09/15/2019	500,000	563,275	3.6%
Bingham County SCD #52 Snake HS	4.00% due 09/01/2020	250,000	280,370	1.8%
Bingham County SCD #52 Snake HS	4.00% due 09/01/2027	200,000	209,180	1.4%
Bingham County SCD #55 Blackfoot	4.65% due 08/01/2017	285,000	296,380	1.9%
Blaine County, Idaho Series A	4.05% due 08/01/2023	150,000	160,639	1.0%
Bonneville & Bingham Cos. JSD #93	4.50% due 09/15/2016	150,000	169,771	1.1%
Boundary County SCD #101	4.00%due 08/15/2021	240,000	260,311	1.7%
Canyon Co. ID SCD #131	5.00% due 08/15/2023	105,000	112,791	0.7%
Canyon County SCD #131 Nampa	4.75% due 08/15/2019	325,000	352,911	2.3%
Canyon County SCD #134 Middleton	4.65% due 07/31/2016	170,000	183,986	1.2%
Canyon County SCD #139 Vallivue	4.35% due 09/15/2025	350,000	363,762	2.4%
Clark Co. SCD	2.50% due 08/01/2016	280,000	298,105	1.9%
Fremont & Madison Cos. JSD #215	4.125% due 09/01/2024	130,000	139,770	0.9%
Fremont & Madison Cos. JSD #215	4.00% due 08/15/2019	200,000	225,220	1.5%
Jefferson & Madison Cos. SCD #251 Rigby	4.25% due 09/01/2024	100,000	108,299	0.7%
Jerome, Lincoln, & Gooding Cos. JSD #261	3.75% due 09/15/2018	125,000	137,030	0.9%
Jerome, Lincoln, & Gooding Cos. JSD #261	5.00% due 09/15/2022	250,000	278,507	1.8%
Kootenai-Shonshone Area Libraries	4.25% due 08/01/2021	220,000	233,889	1.5%
Latah, Nez Perce, & Clearwater JSD #283	4.50% due 08/15/2027	190,000	205,755	1.3%
Lemhi County	4.20% due 08/01/2015	100,000	103,591	0.7%
Madison County SCD #321 Rexburg	4.50% due 08/15/2024	410,000	430,352	2.8%
Madison County SCD #321 Rexburg	4.50% due 08/15/2026	250,000	259,397	1.7%
Meridian Free Library District	5% due 08/01/2015	100,000	101,853	0.7%
Minidoka & Jerome Cos. JSD #331	4.375% due 08/15/2024	225,000	233,858	1.5%
Minidoka & Jerome Cos. JSD #331	4.50% due 08/15/2025	160,000	166,096	1.1%
Minidoka & Jerome Cos. JSD #331[1]	4.50% due 08/15/2018	75,000	81,780	0.5%
Minidoka & Jerome Cos. JSD #331[1]	4.50% due 08/15/2020	75,000	79,978	0.5%
Nampa Idaho, Series B	5.00% due 08/1/2020	200,000	215,848	1.4%
Owyhee & Canyon Cos. JSD #370 Homedale	4.55% due 08/15/2016	160,000	186,562	1.2%
Owyhee & Elmore Cos. JSD #365 Grand View	4.00% due 08/15/2027	350,000	379,102	2.4%
Payette County SCD #373	5.00% due 09/15/2024	350,000	380,040	2.5%
Twin Falls & Gooding Cos. JSD #412	4.125% due 09/01/2023	100,000	112,493	0.7%
Twin Falls ID SCD #411	4.30% due 09/15/2025	120,000	126,538	0.8%
Valley & Adams Cos. JSD #421 McCall	4.50% due 08/01/2022	135,000	143,911	0.9%
Valley & Adams Cos. JSD #421 McCall	4.50% due 08/01/2024	290,000	304,955	2.0%
Washington & Adams Cos. JSD #432	4.00% due 08/15/2019	100,000	109,092	0.7%
		7,790,000	8,411,270	54.4%

Medical/Hospitals
Idaho Health Facility Authority Holy Cross Revenue	5.00% due 12/01/2022	115,000	115,325	0.8%
Idaho Health Facility Authority Holy Cross Revenue	5.25% due 12/01/2014	110,000	110,348	0.7%
Idaho Health Facility Authority Holy Cross Revenue[1]	5.00% due 12/01/2028	50,000	49,834	0.3%
Idaho Health Facility Authority Revenue	6.00% due 12/01/2023	200,000	228,682	1.5%
Idaho Health Facility Authority Revenue Group B	6.25% due 12/01/2033	115,000	127,228	0.8%
		590,000	631,417	4.1%

Municipal Leases
Nez Perce County COP	4.50% due 02/01/2021	150,000	155,005	1.0%

Pollution Control
Caldwell ID Par Lien Sewer Revenue 2010	4.50% due 09/01/2019	100,000	115,485	0.7%
Idaho Bond Bank Authority Revenue, Series A	4.30% due 09/01/2022	135,000	140,920	0.9%
Idaho Bond Bank Authority Revenue, Series A1	4.125% due 09/15/2023	75,000	79,597	0.5%
Moscow Idaho Sewer Revenue	4.45% due 05/01/2028	200,000	209,970	1.4%
		510,000	545,972	3.5%

Real Estate
Idaho Housing & Finance Association	4.80% due 06/01/2017	100,000	103,366	0.7%
Idaho Housing & Finance Association[1]	5.65% due 07/02/2028	50,000	51,365	0.3%
Idaho State Building Authority Revenue	4.50% due 09/01/2023	110,000	113,029	0.7%
Post Falls LID SPA	5.00% due 05/01/2021	240,000	228,154	1.5%
		500,000	495,914	3.2%

State Education
Boise State University Revenue	4.50% due 04/01/2027	250,000	261,385	1.7%
Boise State University Revenue	5.00% due 04/01/2034	385,000	405,039	2.6%
Idaho State University Revenue	4.90% due 04/01/2017	150,000	153,477	1.0%
Idaho State University Revenue, Series B	4.625% due 04/01/2024	220,000	228,635	1.5%
University of Idaho Revenue	5.00% due 04/02/2028	225,000	241,351	1.6%
University of Idaho Revenue, Series A	5.00% due 04/01/2019	200,000	216,898	1.4%
University of Idaho Revenue, Series A	5.00% due 04/01/2020	260,000	279,664	1.8%
		1,690,000	1,786,449	11.6%

Transportation
Idaho Housing & Finance Association	4.60% due 07/15/2023	250,000	266,472	1.7%
Idaho Housing & Finance Association	5.00% due 07/15/2024	200,000	213,564	1.4%
Idaho Housing & Finance Association[1]	5.00% due 07/15/2027	50,000	53,188	0.3%
		500,000	533,224	3.4%

Urban Renewal
Boise City Urban Renewal Agency Lease Revenue	5.00% due 08/15/2020	160,000	179,981	1.2%
Boise City Urban Renewal Agency Lease Revenue[1]	5.00% due 08/15/2021	90,000	100,285	0.6%
Jerome Urban Renewal District Revenue, Series A	5.40% due 09/01/2013	200,000	203,322	1.3%
		450,000	483,588	3.1%

Water Supply
Blackfoot, Idaho COP	5.80% due 09/01/2018	135,000	135,335	0.9%
Idaho Bond Bank Authority Revenue	4.00% due 09/15/2024	100,000	104,799	0.7%
Idaho Bond Bank Authority Revenue	5.00% due 09/15/2026	250,000	268,570	1.7%
Pocatello ID Water Revenue	4.50% due 02/01/2024	100,000	104,289	0.7%
Pocatello ID Water Revenue	4.75% due 02/01/2026	350,000	368,119	2.4%
		935,000	981,112	6.4%

Total investments	(cost = $13,839,654)	$13,585,000	14,521,735	93.9%
Other assets (net of liabilities)			947,628	6.1%
Total net assets			$15,469,363	100.0%
(1) Fair valued

Security valuation:

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Fixed-income debt instruments, such as commercial paper, bankers' acceptances and U.S. Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-U.S. securities.

In the case which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Foreign currency:

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Fair Value Measurements Disclosure:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 : Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 : Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 : Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2011 in valuing the Funds' investments carried at value:

Funds	Total	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Short-Term Bond

Certificate of Deposit	$236,827	$-	$236,827	$-
Corporate Bonds	$3,560,970	$-	$3,560,970	$-
Foreign Government Bonds	$481,904	$-	$481,904	$-
Municipal Bonds	$840,270	$-	$740,809	$99,461
U.S. Government Bonds	$360,309	$-	$360,309	$-
Total Assets	$5,480,280	$-	$5,380,819	$99,461

Bond Income

Corporate Bonds	$2,683,379	$-	$2,683,379	$-
Foreign Government Bonds	$243,425	$-	$243,425	$-
Municipal Bonds	$2,254,734	$-	$2,254,734	$-
Total Assets	$5,181,538	$-	$5,181,538	$-

Core Fund

Common Stocks	$3,093,081	$3,093,081		$-
Corporate Bonds	$1,328,475		$1,328,475	$-
Municipal Bonds	$205,700		$205,700	$-
Total Assets	$4,627,256	$3,093,081	$1,534,175	$-

Growth Fund

Common Stocks	$20,567,703	$20,567,703	$-	$-
Total Assets	$20,567,703	$20,567,703	$-	$-

International Fund

Common Stocks	$120,500,888	$119,375,350	$1,125,538[1]	$-
Total Assets	$120,500,888	$119,375,350	$1,125,538	$-

Idaho Tax Exempt Fund
Municipal Bonds	$15,469,363	$-	$14,867,713	$601,650
Total Assets	$15,469,363	$-	$14,867,713	$601,650

(1) During the period ended August 31, 2011, $ 1,125,538 of Millicom was transferred from Level 1 to Level 2 because of a corporate action.

Short Term Bond Fund
Level 3 Roll-Forward Municipal Securities
Beginning balance	$ 97,756
Total unrealized gains or losses	$ 1,705
Purchases	$ -
Maturity	$ -
Transfers in and/or out of level 3	$ -
Ending Balance	$ 99,461

Idaho Tax Exempt Fund
Level 3 Roll-Forward Municipal Securities
Beginning balance	$ 679,252
Total unrealized gains or losses	$ (42,602)
Purchases	$ -
Called	$ (35,000)
Transfers in and/or out of level 3	$ -
Ending Balance	$ 601,650

Odd Lots:
The bid-side valuations provided by the independent pricing service are for institutional "round-lot" holdings ("Round Lots"). Round Lots consist of 100 bonds (approximately $100,000 each). Some of a Fund's holdings may consist of less than a Round Lot and are considered "Odd Lots." Odd Lot municipal bonds trade at a discount to Round Lots municipal bonds to compensate for the effect of the fixed costs associated with any trade. To reflect this discount, the Fund applies a discount to the valuation of Odd Lot municipal bonds holdings as shown in the following chart.

Total Face Value	Adjustment to Price
Under $10,000	-0.750
$10,000-$24,999	-0.625
$25,000-$49,999	-0.500
$50,000-$74,999	-0.375
$75,000-$99,999	-0.250
$100,000 and up	none

New accounting pronouncement:

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Acounting Standards Codification ("ASC") Topic 820, Fair Value Measurements and Disclosures, to improve disclosure about fair value measurements, which requires additional disclosures regarding fair value measurements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales issuances and settlements of Level 3 securities on a gross basis rather than a net basis as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on the Funds' financial statement disclosures.

In May 2011, FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements" in GAAP and the International Financial Reporting Standards ("IFRSs"). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011- 04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds' financial statements.

Item 2. Controls and Procedures

(a) Internal control over financial reporting is under the supervision of the principal executive and financial officers. On October 19, 2011, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer), reviewed the internal control procedures for Saturna Investment Trust and found them reasonable and adequate.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: October 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: October 25, 2011

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: October 25, 2011